Document And Entity Information	3 Months Ended
Mar. 31, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	IIM Global Corp
Entity Central Index Key	0001534154
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This registration statement and the prospectus therein covers the registration of 50,573,987 shares of common stock offered by the holders thereof.
Document Period End Date	Jun. 25, 2014